Other Current Tax Receivables - Summary of Other Current Tax Receivables (Parenthetical) (Detail) R$ in Thousands	Mar. 15, 2017 BRL (R$)
Federal Supreme Court [member]
Trade and Other Current Receivables [line items]
Income grant from judicial precedent	R$ 574,706